Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies
Rental expenses	¥ 71,379
Capital commitments		¥ 211,297
Guarantor Obligations, Current Carrying Value		¥ 84,000	¥ 446,000